Discontinued operations (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Cash and cash equivalent	$ 0	$ 32,919
Accounts receivable	0	5,257,684
Inventory	0	475,827
Advances to suppliers	0	2,647,415
Prepaid value-added taxes	0	72,742
Other receivables	0	26,567
Total current assets from discontinued operations	0	8,513,154
Accounts receivable from EDLC business	0	1,235,489
Property, plant and equipment, net	0	6,012,285
Intangible assets, net	0	1,310,741
Total non-current assets from discontinued operations	0	8,558,515
Total assets from discontinued operations	0	17,071,669
Accounts payable	0	1,038,888
Customer deposits	0	337,743
Taxes payable	0	140,212
Accrued liabilities and other payables	0	145,409
Total current liabilities from discontinued operations	0	1,662,252
Total liabilities from discontinued operations	$ 0	$ 1,662,252